S000016628 [Member] Expense Example, No Redemption - Western Asset Managed Municipals Fund	Feb. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 447
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	766
Expense Example, No Redemption, 10 Years	1,247
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	130
Expense Example, No Redemption, 3 Years	405
Expense Example, No Redemption, 5 Years	701
Expense Example, No Redemption, 10 Years	1,392
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	54
Expense Example, No Redemption, 3 Years	185
Expense Example, No Redemption, 5 Years	328
Expense Example, No Redemption, 10 Years	743
Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
Class FI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	298
Expense Example, No Redemption, 5 Years	523
Expense Example, No Redemption, 10 Years	1,170
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	162
Expense Example, No Redemption, 5 Years	283
Expense Example, No Redemption, 10 Years	$ 638